Statutory Net Income and Surplus and Dividends Restrictions (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Statutory Net Income and Surplus and Dividends Restrictions
The following table summarizes certain statutory financial information for the Company for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Statutory net income (loss)	$(134)	$52	$(70)
Statutory capital and surplus	851	592	337